Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Interest expense by type of deposit account
NOW account deposits	$ 298	$ 556	$ 454
Money Market deposits	47	103	127
Passbook account deposits	156	372	400
Time deposits	8,824	10,923	13,289
Interest Expense, Deposits	$ 9,325	$ 11,954	$ 14,270